Investments - Net investment income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net investment income
Investment income, before expense	$ 230,898	$ 267,749	$ 299,194
Investment expense	(8,811)	(11,743)	(11,311)
Net investment income	222,087	256,006	287,883
Fixed income securities
Net investment income
Investment income, before expense	188,432	208,816	214,039
Mortgage loans
Net investment income
Investment income, before expense	34,510	32,566	30,920
Equity securities
Net investment income
Investment income, before expense	3,267	4,283	5,565
Limited partnership interests
Net investment income
Investment income, before expense	817	15,348	43,365
Short-term investments
Net investment income
Investment income, before expense	1,600	4,393	2,966
Policy loans
Net investment income
Investment income, before expense	$ 2,272	$ 2,343	$ 2,339